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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                                REGISTRATION NO.
                                    811-07696

                       IOWA PUBLIC AGENCY INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                         c/o WB Capital Management Inc.
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Elizabeth Grob, Esq.
                              Ahlers & Cooney, P.C.
               100 Court Avenue, Suite 600, Des Moines, Iowa 50309
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                        COPIES OF ALL COMMUNICATIONS TO:

     Vera Lichtenberger, Esq.                   JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST             DONALD F. BURT, ESQ.
   1415 28th STREET, SUITE 200      CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
   WEST DES MOINES, IOWA 50266       1900 U.S. BANK BUILDING, 233 S. 13TH STREET
                                              LINCOLN, NEBRASKA 68508

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END:  06/30
DATE OF REPORTING PERIOD: 03/31/2008

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS


Iowa Public Agency Investment Trust
Direct Government Obligation
3/31/2008

  Principal        Description                         Amortized Cost
  ---------        -----------                         --------------

US Treas Securities
      500,000      U.S. Treasury Note                      501,415.36
                   5.625% Due 05/15/08
                   9128274F6
      500,000      U.S. Treasury Note                      501,019.81
                   3.375% Due 12/15/08
                   912828BT6
      700,000      U.S. Treasury Note                      704,574.21
                   4.375% Due 11/15/08
                   912828EL0
      300,000      U.S. Treasury Note                      299,966.16
                   4.875% Due 04/30/08
                   912828FC9
      300,000      U.S. Treasury Note                      300,391.77
                   4.875% Due 05/31/08
                   912828FG0
      500,000      U.S. Treasury Note                      501,248.31
                   5.125% Due 06/30/08
                   912828FJ4
      500,000      U.S. Treasury Note                      501,500.33
                   5.000% Due 07/31/08
                   912828FM7
    1,000,000      U.S. Treasury Note                    1,002,933.55
                   4.875% Due 08/31/08
                   912828FR6
      200,000      U.S. Treasury Note                      201,286.64
                   4.625% Due 09/30/08
                   912828FT2
      500,000      U.S. Treasury Note                      508,102.55
                   4.875% Due 01/31/09
                   912828GE4
 5,000,000.00      TOTAL                                 5,022,438.69

Repurchase Agreement
    8,000,000      IPAIT DGO Barclays                    8,000,000.00
                   1.4% due  4/ 1/08
    7,718,000      IPAIT DGO Lehman                      7,718,000.00
                   0.9% due  4/ 1/08
   15,718,000      TOTAL                                15,718,000.00
                                                        -------------
   20,718,000      TOTAL PORTFOLIO                      20,740,438.69
                                                        =============

Iowa Public Agency Investment Trust Diversified
3/31/2008

  Principal          Description                       Amortized Cost
  ---------          -----------                       --------------

Govt & Agency Sec
    4,000,000        FFCB                                 4,001,790.26
                     4.650% Due 09/17/08
                     31331X3M2
    3,700,000        FHLB                                 3,690,558.90
                     3.180% Due 01/22/09
                     31339YDA7
    1,000,000        FHLB                                 1,008,419.72
                     5.545% Due 11/25/08
                     3133M6RS9
    1,085,000        FHLB                                 1,085,916.06
                     4.125% Due 04/18/08
                     3133XBJQ9
    2,250,000        FHLB                                 2,249,656.34
                     4.400% Due 07/28/08
                     3133XCJ46
    1,000,000        FHLB                                 1,004,178.38
                     4.750% Due 12/12/08
                     3133XDT76
    2,000,000        FHLB                                 2,003,373.60
                     5.000% Due 09/12/08
                     3133XEZP7
    2,500,000        FHLB                                 2,501,701.85
                     5.000% Due 08/01/08
                     3133XLVT7
    4,000,000        FHLB                                 3,999,914.98
                     4.125% Due 12/12/08
                     3133XNQD4
    7,000,000        FHLB                                 6,999,696.78
                     4.250% Due 06/18/08
                     3133XNT33
    4,000,000        FHLB                                 4,014,883.49
                     4.125% Due 01/07/09
                     3133XNT74
    2,000,000        FHLB Step Cpn                        1,994,444.20
                     4.000% Due 08/13/08
                     31339YVF6
    1,000,000        FHLMC                                  997,553.28
                     3.100% Due 05/27/08
                     3128X1FB8
    5,000,000        FHLMC                                4,999,799.57
                     4.250% Due 06/23/08
                     3128X4DA6
    5,000,000        FHLMC                                5,054,738.88
                     4.625% Due 09/15/08
                     3128X4JY8
    3,000,000        FHLMC                                3,005,766.97
                     5.125% Due 08/14/08
                     3128X5E61
    6,000,000        FHLMC                                6,006,886.16
                     5.750% Due 04/15/08
                     3134A2DT2
    1,500,000        FHLMC                                1,501,933.58
                     5.125% Due 04/18/08
                     3137EAAC3
    3,050,000        FNMA                                 3,049,361.29
                     4.300% Due 05/05/08
                     31359MB93
    1,000,000        FNMA                                   998,781.15
                     4.080% Due 06/06/08
                     31359MC68
    9,480,000        FNMA                                 9,478,231.50
                     2.875% Due 05/19/08
                     31359MRW5
    2,500,000        FNMA                                 2,491,939.60
                     3.010% Due 06/09/08
                     3136F3WN2
   10,000,000        FNMA DN                              9,996,500.34
                     0.000% Due 04/04/08
                     313588VD4
    1,365,000        FNMA Step Cpn                        1,366,191.99
                     3.250% Due 06/04/08
                     31359MSC8
   83,430,000        TOTAL                               83,502,218.87

Repurchase Agreement
  119,000,000        IPAIT Barclays Repo                119,000,000.00
                     2.3% due  4/ 1/08
  114,487,000        IPAIT Lehman Repo                  114,487,000.00
                     1.8% due  4/ 1/08
  233,487,000        TOTAL                              233,487,000.00

  Principal          Description                       Amortized Cost
  ---------          -----------                       --------------

Short-Term Invest
                     Cert of Deposit
    1,000,000        American Bank-LeMars                 1,000,000.00
                     4.290% Due 12/22/08
                     CD0002054
    1,000,000        Bank of the West CD                  1,000,000.00
                     4.610% Due 06/19/08
                     CD9986901
    1,000,000        Bank of the West CD                  1,000,000.00
                     4.450% Due 09/17/08
                     CD9986893
    1,000,000        Bank of the West CD                  1,000,000.00
                     4.300% Due 12/19/08
                     CD9986885
    2,000,000        Community St-Ankeny                  2,000,000.00
                     4.57% Due 06/25/08
                     CD9987107
      800,000        Exchange Bank-Collin                   800,000.00
                     5.600% Due 07/07/08
                     CD9983882
      900,000        First St-Ida Grove                     900,000.00
                     5.340% Due 05/20/08
                     CD9984781
    1,000,000        Peoples Bk-Hawarden                  1,000,000.00
                     3.120% Due 07/28/08
                     CD9987560
    1,000,000        St Ansgar State Bank                 1,000,000.00
                     5.010% Due 09/08/08
                     CD0000702
    2,000,000        U.S. Bank CD                         2,000,000.00
                     4.248% Due 12/19/08
                     CD9986919
    1,500,000        Union St-Winterset                   1,500,000.00
                     5.010% Due 09/08/08
                     CD0000710
    1,500,000        Vision Bank -WDSM                    1,500,000.00
                     5.290% Due 08/25/08
                     CD0000652
   14,700,000        TOTAL                               14,700,000.00
                                                        --------------
  331,617,000        TOTAL PORTFOLIO                    331,689,218.87
                                                        ==============

ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF MAY 23, 2008, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.
(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


IOWA PUBLIC AGENCY INVESTMENT TRUST


By /s/ Tom Hanafan
-------------------------------------------
Tom Hanafan, Chair and Trustee


Date: May 23, 2008


Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen
--------------------------------------------
Jeff Lorenzen, Chief Executive Officer, May 23, 2008



/s/ Amy Mitchell
--------------------------------------------
Amy Mitchell, Chief Financial Officer, May 23, 2008